                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment  [ X ];  Amendment Number: 1
                                                   -
This Amendment  (Check only one.):  [ X ] is a restatement.
                                    [   ] adds new holdings
                                          entries.

Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    802 West Street
            Wilmington, DE  19801


Form 13F File Number:  28-04795


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:    President
Phone:    (302) 778-7500

Signature, Place, and Date of Signing:


/S/ Daniel J. Lindley      Wilmington, DE          November 8, 2000
-----------------------    ------------------      -----------------
[Signature]                [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this
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     report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-04795                            --------------------------------------
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

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                   ITEM 1:                ITEM 2:           ITEM 3:          ITEM 4:           ITEM 5:

            NAME OF ISSUER             TITLE OF CLASS       CUSIP #          SHARES          FAIR MARKET
                                                                                                VALUE

----------------------------------------------------------------------------------------------------------------
WASLIC CO II

AXA FINANCIAL INC                       Common Stock       002451102           50,364           2,565,416    X
ABBOTT LABS INC                         Common Stock       002824100           31,500           1,498,219    X
ALLIANT ENERGY CORP                     Common Stock       018802108          243,396           7,149,758    X
ALLTEL CORP                             Common Stock       020039103           73,400           3,830,563    X
APPLIED MATERIALS INC                   Common Stock       038222105          185,200          10,984,675    X
BANK NEW YORK INC                       Common Stock       064057102        1,650,000          92,503,125    X
BANKNORTH GROUP INC                     Common Stock       06646R107          242,500           4,334,688    X
BAXTER INTERNATIONAL INC                Common Stock       071813109           16,800           1,340,850    X
BROADWING INC                           Common Stock       111620100       11,431,678         292,222,269    X
CMS ENERGY CORP                         Common Stock       125896100           97,900           2,637,181    X
CHASE MANHATTAN CORPORATION             Common Stock       16161A108           22,200           1,025,363    X
CINCINNATI FINL CORP                    Common Stock       172062101        1,448,203          51,411,207    X
CINERGY CORP                            Common Stock       172474108          275,000           9,092,188    X
CITIGROUP INC                           Common Stock       172967101           65,800           3,557,313    X
CONVERGYS CORPORATION                   Common Stock       212485106       12,431,678         483,281,482    X
EXXON MOBIL CORP                        Common Stock       30231G102           28,600           2,548,975    X
FREDDIE MAC                             Common Stock       313400301           21,100           1,140,719    X
FIFTH THIRD BANCORP                     Common Stock       316773100       18,791,242       1,012,378,163    X
FIRSTAR CORP                            Common Stock       33763V109       16,121,084         360,709,255    X
HONEYWELL INTERNATIONAL INC             Common Stock       438516106           93,800           3,341,625    X
ITC DELTACOM INC                        Common Stock       45031T104           40,000             460,000    X
INTEL CORP                              Common Stock       458140100           64,000           2,660,000    X
IBM CORP                                Common Stock       459200101            4,300             483,750    X
KIMBERLY CLARK                          Common Stock       494368103           44,500           2,483,656    X
LEXMARK INTERNATIONAL INC               Common Stock       529771107           72,700           2,726,250    X
MAGNA INTERNATIONAL INC CL A            Common Stock       559222401          100,700           4,355,275    X
MASCO CORP                              Common Stock       574599106           87,300           1,625,963    X
MCLEOD INC                              Common Stock       582266102           70,000           1,001,875    X
MEAD CORP                               Common Stock       582834107           46,400           1,084,600    X
MIDWEST BANC HOLDINGS INC               Common Stock       598251106           46,000             644,000    X
NRG ENERGY INC                          Common Stock       629377102           30,000           1,095,000    X
NISOURCE INC                            Common Stock       65473P105           70,000           1,706,250    X
NORTEL NETWORKS CORP                    Common Stock       656568102           38,000           2,263,375    X
NORTH FORK BANCORP                      Common Stock       659424105           38,300             828,238    X
NORTHWESTERN CORP                       Common Stock       668074107          264,900           5,165,550    X
OHIO CASUALTY CORP                      Common Stock       677240103          928,100           5,887,634    X
ONLINE RESOURCES & COMM CORP            Common Stock       68273G101           71,284             267,315    X
PEPSICO INC                             Common Stock       713448108           56,600           2,603,600    X
PINNACLE HOLDINGS INC.                  Common Stock       72346N101           67,700           1,802,513    X
PUGET SOUND ENERGY INC                  Common Stock       745332106           50,000           1,268,750    X
SCHERING PLOUGH CORP                    Common Stock       806605101           40,700           1,892,550    X
SCHLUMBERGER LTD                        Common Stock       806857108           11,300             930,131    X
SPRINT CORP                             Common Stock       852061100           50,000           1,465,625    X
SUN MICROSYSTEMS                        Common Stock       866810104           23,700           2,766,975    X
UGI CORP                                Common Stock       902681105           51,000           1,236,750    X
USA EDUCATION INC                       Common Stock       90390U102           47,200           2,274,450    X
US FREIGHTWAYS CORP                     Common Stock       916906100            8,300             188,306    X
VERIZON COMMUNICATIONS                  Common Stock       92343V104           22,900           1,109,219    X
WEATHERFORD INTL INC NEW                Common Stock       947074100           50,000           2,150,000    X
WORLDPAGES.COM INC                      Common Stock       981922107          265,000           1,126,250    X



--------------------------------------------------------------------------------------------------------------------------
                                                ITEM 6:                                             ITEM 8:
                                        INVESTMENT DISCRETION                                   VOTING AUTHORITY
                   ITEM 1:                                                 ITEM 7:                 (SHARES)
                                  ----------------------------------                    ----------------------------------
            NAME OF ISSUER        (a)SOLE   (b) SHARED-   (c) SHARED-     MANAGERS      (a)SOLE      (b) SHARED   (c) NONE
                                             AS DEFINED       OTHER      SEE INSTR. V
                                             IN INSTR. V
--------------------------------------------------------------------------------------------------------------------------
WASLIC CO II

AXA FINANCIAL INC                                                                           50,364
ABBOTT LABS INC                                                                             31,500
ALLIANT ENERGY CORP                                                                        243,396
ALLTEL CORP                                                                                 73,400
APPLIED MATERIALS INC                                                                      185,200
BANK NEW YORK INC                                                                        1,650,000
BANKNORTH GROUP INC                                                                        242,500
BAXTER INTERNATIONAL INC                                                                    16,800
BROADWING INC                                                                           11,431,678
CMS ENERGY CORP                                                                             97,900
CHASE MANHATTAN CORPORATION                                                                 22,200
CINCINNATI FINL CORP                                                                     1,448,203
CINERGY CORP                                                                               275,000
CITIGROUP INC                                                                               65,800
CONVERGYS CORPORATION                                                                   12,431,678
EXXON MOBIL CORP                                                                            28,600
FREDDIE MAC                                                                                 21,100
FIFTH THIRD BANCORP                                                                     18,791,242
FIRSTAR CORP                                                                            16,121,084
HONEYWELL INTERNATIONAL INC                                                                 93,800
ITC DELTACOM INC                                                                            40,000
INTEL CORP                                                                                  64,000
IBM CORP                                                                                     4,300
KIMBERLY CLARK                                                                              44,500
LEXMARK INTERNATIONAL INC                                                                   72,700
MAGNA INTERNATIONAL INC CL A                                                               100,700
MASCO CORP                                                                                  87,300
MCLEOD INC                                                                                  70,000
MEAD CORP                                                                                   46,400
MIDWEST BANC HOLDINGS INC                                                                   46,000
NRG ENERGY INC                                                                              30,000
NISOURCE INC                                                                                70,000
NORTEL NETWORKS CORP                                                                        38,000
NORTH FORK BANCORP                                                                          38,300
NORTHWESTERN CORP                                                                          264,900
OHIO CASUALTY CORP                                                                         928,100
ONLINE RESOURCES & COMM CORP                                                                71,284
PEPSICO INC                                                                                 56,600
PINNACLE HOLDINGS INC.                                                                      67,700
PUGET SOUND ENERGY INC                                                                      50,000
SCHERING PLOUGH CORP                                                                        40,700
SCHLUMBERGER LTD                                                                            11,300
SPRINT CORP                                                                                 50,000
SUN MICROSYSTEMS                                                                            23,700
UGI CORP                                                                                    51,000
USA EDUCATION INC                                                                           47,200
US FREIGHTWAYS CORP                                                                          8,300
VERIZON COMMUNICATIONS                                                                      22,900
WEATHERFORD INTL INC NEW                                                                    50,000
WORLDPAGES.COM INC                                                                         265,000

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

----------------------------------------------------------------------------------------------------------------


                   ITEM 1:                ITEM 2:           ITEM 3:          ITEM 4:           ITEM 5:

            NAME OF ISSUER             TITLE OF CLASS       CUSIP #          SHARES          FAIR MARKET
                                                                                                VALUE

----------------------------------------------------------------------------------------------------------------
RSL COMMUNICATIONS LTD-CL A             Common Stock       G7702U102           35,000              70,000    X
TRANSOCEAN SEDCO FOREX INC              Common Stock       G90078109           32,100           1,881,863    X
                                                                           ----------       -------------
                  TOTAL                                                    66,149,429       2,405,058,742


--------------------------------------------------------------------------------------------------------------------------
                                                ITEM 6:                                             ITEM 8:
                                        INVESTMENT DISCRETION                                   VOTING AUTHORITY
                   ITEM 1:                                                 ITEM 7:                 (SHARES)
                                  ----------------------------------                    ----------------------------------
            NAME OF ISSUER        (a)SOLE   (b) SHARED-   (c) SHARED-     MANAGERS      (a)SOLE      (b) SHARED   (c) NONE
                                             AS DEFINED       OTHER      SEE INSTR. V
                                             IN INSTR. V
--------------------------------------------------------------------------------------------------------------------------
RSL COMMUNICATIONS LTD-CL A                                                                 35,000
TRANSOCEAN SEDCO FOREX INC                                                                  32,100
                                                                                        ----------
                  TOTAL                                                                 66,149,429